SHARE CAPITAL (Summary of Warrants Outstanding and Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants outstanding and exercisable	4,000
Weighted average exercise price	20.00
Exercise Price Range One [Member]
Class of Warrant or Right [Line Items]
Exercise price range, lower limit	$ 18.79
Exercise price range, upper limit	$ 20.61
Warrants outstanding and exercisable	4,000
Weighted average remaining contractual life	2 years 11 months 27 days
Weighted average exercise price	20.00
Aggregate intrinsic value